Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Borrowings
Schedule of borrowings
	Book value		Fair value
	06.30.2024	06.30.2023	06.30.2024	06.30.2023
Non-convertible notes	736,402	779,654	713,830	794,980
Bank loans	42,755	102,158	42,755	102,158
Bank overdrafts	33,153	73,472	33,153	73,472
Others	10,225	18,317	10,225	18,317
Total borrowings	822,535	973,601	799,963	988,927

Non-current	475,591	592,035
Current	346,944	381,566
Total	822,535	973,601

Schedule of maturity of the Group's borrowings
	06.30.2024	06.30.2023

Capital:
Less than one year	326,280	356,956
Between 1 and 2 years	241,633	224,705
Between 2 and 3 years	134,116	260,840
Between 3 and 4 years	77,432	43,473
Between 4 and 5 years	7,283	60,909
More than 5 years	14,688	929
	801,432	947,812
Accrued interest:
Less than one year	20,664	24,610
Between 1 and 2 years	3	758
Between 2 and 3 years	-	421
Between 3 and 4 years	436	-
Between 4 and 5 years	-	-
More than 5 years	-	-
	21,103	25,789
	822,535	973,601

Schedule of evolution of borrowing
	06.30.2024	06.30.2023
Balance at the beginning of the year	973,601	1,132,783
Borrowings	327,411	611,252
Payment of borrowings	(319,507)	(645,674)
Collection of short term loans, net	32,549	15,545
Interests paid	(128,057)	(128,185)
Accrued interests	142,209	91,400
Currency translation adjustment and exchange differences, net	215,425	429,109
Inflation adjustment	(422,521)	(531,953)
Reclassifications and other movements	1,425	(676)
Balance at the end of the year	822,535	973,601

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2024
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	38,857	-	-	38,857
Brazilian Reais	-	30,430	-	30,430
US Dollar	587,559	1,304	3,793	592,656
Subtotal fixed-rate borrowings	626,416	31,734	3,793	661,943
Floating rate:
Argentine Peso	74,351	-	-	74,351
Brazilian Reais	-	86,241	-	86,241
Subtotal floating rate borrowings	74,351	86,241	-	160,592
Total borrowings	700,767	117,975	3,793	822,535
	06.30.2023
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	178,840	-	-	178,840
Brazilian Reais	-	40,779	-	40,779
US Dollar	627,317	7,520	6,069	640,906
Subtotal fixed-rate borrowings	806,157	48,299	6,069	860,525
Floating rate:
Argentine Peso	46,594	-	-	46,594
Brazilian Reais	-	66,482	-	66,482
Subtotal floating rate borrowings	46,594	66,482	-	113,076
Total borrowings	852,751	114,781	6,069	973,601

Schedule of debt issuances of the group's borrowings
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XXXVIII	jul-22	USD 70.57	3/3/2026	8.00%	At expiration	Semi-annually and last one bimonthly
CRESUD	Series XXXIX	aug-22	ARS 5,122.47	2/23/2024	Badlar + 1.00%	At expiration	Quarterly
CRESUD	Series XL	dec-22	USD 38.21	12/21/2026	0.00%	Biannual payments since 2025	n/a
CRESUD	Series XLI	apr-23	ARS 4,147.33	10/4/2024	Badlar + 3.00%	At expiration	Quarterly
CRESUD	Series XLII	apr-23	USD 30.05	5/4/2026	0.00%	Quarter payments since 2025	n/a
CRESUD	Series XLIII	jan-24	ARS 19,886.02	1/17/2025	Badlar + 0.00%	At expiration	Quarterly
CRESUD	Series XLIV	jan-24	USD 39.77	1/17/2027	6.00%	At expiration	Semi-annually
CRESUD	Series XLV	apr-24	USD 10.20	8/22/2026	6.00%	At expiration	Semi-annually and last one quarterly
FyO	Series II	jul-22	USD 15	7/25/2025	0.00%	At expiration	n/a
FyO	Series III	apr-23	USD 20	4/25/2026	0.00%	At expiration	n/a
IRSA	Series XIV	jul-22	USD 171.20	6/22/2028	8.75%	17.5% in jun-24 - 17.5% in jun-25 - 17.5% in jun-26 - 17.5% in jun-27 - 30% in jun-28	Semi-annually
IRSA	Series XV	jan-23	USD 61.75	3/25/2025	8.00%	At expiration	Semi-annually
IRSA	Series XVI	jan-23	USD 28.25	7/25/2025	7.00%	At expiration	Semi-annually
IRSA	Series XVII	jun-23	USD 25.00	12/7/2025	5.00%	At expiration	First one Quarterly and next Semi-annually
IRSA	Series XVIII	feb-24	USD 21.41	2/28/2027	7.00%	At expiration	Semi-annually
IRSA	Series XIX	feb-24	ARS 26,203.85	2/28/2025	Badlar + 0.99%	At expiration	Quarterly
IRSA	Series XX	jun-24	USD 23.02	6/10/2026	6.00%	At expiration	Semi-annually
IRSA	Series XXI	jun-24	ARS 17,012.71	6/10/2025	Badlar + 4.50%	At expiration	Quarterly